Other Expenses, Net - Summary of Other Expenses (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Property damages and natural disasters		$ 13.0	$ 14.0	$ 29.0
Sale of capital investment	$ 12.3
Emission allowances	$ 600.0
Neoris N.V. [Member]
Disclosure of operating segments [line items]
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation			$ 48.0